NET SALES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 491,592	$ 291,468	$ 403,389	$ 317,975
In-ground Swimming Pools
Disaggregation of Revenue [Line Items]
Net sales	285,704	169,681	237,410	175,033
Covers
Disaggregation of Revenue [Line Items]
Net sales	94,354	53,528	84,524	70,984
Liners
Disaggregation of Revenue [Line Items]
Net sales	$ 111,534	$ 68,259	$ 81,455	$ 71,958